UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 1, 2019 to October 31, 2019

Commission File Number of issuing entity: 333-205992-01

Commission Index Key Number of issuing entity: 0001720749

Volkswagen Auto Loan Enhanced Trust 2018-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-205992

Commission Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware	82-6650865
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒     No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Loan Enhanced Trust 2018-2 is set forth in the monthly servicer’s certificate attached as Amended Exhibit 99.1.

The Monthly Servicer’s Certificate for the month of October 2019, dated November 18, 2019 that was originally attached to the Form 10-D, misstated the coupon information given in Line 18, with no impact on the calculation of Interest, Principal or any other items. Payments of Interest and Principal to investors were calculated and paid in accordance with the transaction documents. The amended version of the October 2019 Monthly Servicer’s Certificate was delivered to the Indenture Trustee on December 20, 2019.

This Form 10-D/A is an amendment to replace the Exhibit 99.1 that was originally attached to the Form 10-D filed on November 20, 2019.

Item 1A. Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Loan Enhanced Trust 2018-2, on December 20, 2019 are hereby incorporated by reference into this Form 10-D.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

Not applicable

Item 9. Other Information.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2018-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from October 1, 2019 to October 31, 2019. Please refer to the Form ABS-15G filed by the Securitizer on February 15, 2019 for additional information. The CIK number of the Securitizer is 0000833733.

Item 10. Exhibits.

Amended Exhibit 99.1	Monthly Distribution report for the collection period commencing on October 1, 2019 and ending on October 31, 2019.

Exhibit 102	Asset Data File for the reporting period October 1, 2019 to October 31, 2019 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2018-2 with the SEC on December 20, 2019 is incorporated by reference herein).

Exhibit 103	Asset Data File for the reporting period October 1, 2019 to October 31, 2019 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2018-2 with the SEC on December 20, 2019 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

December 20, 2019	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2018-2

By VW Credit, Inc., as Servicer

	By:	/s/ Ina Reetz
Name: Ina Reetz
	Title:	Sr. Director Financial Reporting